Convertible bonds and notes (Details Narrative) ¥ / shares in Units, $ in Thousands, ¥ in Millions		1 Months Ended			6 Months Ended
	Feb. 11, 2025 USD ($)	Jan. 31, 2020 USD ($) shares	Jan. 31, 2020 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 19, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jan. 27, 2025 USD ($)	Jan. 31, 2020 CNY (¥) ¥ / shares	Sep. 30, 2019 CNY (¥) ¥ / shares
Issuance cost net						$ 2,343
Minimum [Member]
Debt discount percentage					2.35%
Maximum [Member]
Debt discount percentage					8.00%
Convertible Bonds [Member]
Convertible debt		$ 4,656		$ 78							¥ 30.0	¥ 0.5
Debt instrument interest rate stated percentage		1.20%		0.02%							1.20%	0.02%
Proceeds from issuance of debt		$ 4,734	¥ 30.5
Issuance cost net
Debt instrument, maturity date		Jun. 30, 2020	Jun. 30, 2020	Sep. 23, 2020
Converted into ordinary shares | shares		462,852	462,852	10,419
Debt instrument convertible conversion price | ¥ / shares											¥ 64.82	¥ 47.99
Debt instrument principal amounts					$ 4,428		$ 4,284
Unpaid interest of convertible debt					6,150		$ 5,420
Debt instrument accrued interest					$ 548	$ 525
Convertible Bonds [Member] | Minimum [Member]
Debt instrument interest rate stated percentage		8.00%									8.00%
Convertible Bonds [Member] | Maximum [Member]
Debt instrument interest rate stated percentage		24.00%									24.00%
2025 Convertible Note [Member] | Securities Purchase Agreement [Member]
Debt instrument principal amounts	$ 3,017									$ 3,517
Debt discount percentage										8.25%
Net proceeds	2,343
Debt remaining principal amount	$ 500								$ 500
2025 Convertible Note [Member] | Securities Purchase Agreement [Member] | Incremental Warrants [Member]
Debt instrument principal amounts										$ 4,000
Debt discount percentage										110.00%
2025 Convertible Note [Member] | Second Waiver Agreement [Member]
Debt instrument principal amounts								$ 1,534